Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Summary of Reconciliation of Goodwill

	Year ended December 31,
	2023	2022
	£000s	£000s
Balance at start of year	8,009	7,592
Translation adjustment	(169)	417
Balance at end of year	7,840	8,009